Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Lubricants	$ 6,853	$ 1,726
Bunkers	7,515	0
Total	$ 14,368	$ 1,726